02.28 Fidelity Enhanced Index Funds Combo PRO-01 | Fidelity® International Enhanced Index Fund
Fund Summary Fund: Fidelity® International Enhanced Index Fund
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity® International Enhanced Index Fund}	02.28 Fidelity Enhanced Index Funds Combo PRO-01 Fidelity® International Enhanced Index Fund Fidelity International Enhanced Index Fund-Default
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® International Enhanced Index Fund}	02.28 Fidelity Enhanced Index Funds Combo PRO-01 Fidelity® International Enhanced Index Fund Fidelity International Enhanced Index Fund-Default
Management fee	0.47%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.16%
Total annual operating expenses	0.63%	[1]
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® International Enhanced Index Fund}	02.28 Fidelity Enhanced Index Funds Combo PRO-01 Fidelity® International Enhanced Index Fund Fidelity International Enhanced Index Fund-Default USD ($)
1 year	$ 64
3 years	202
5 years	351
10 years	$ 786

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in common stocks included in the MSCI EAFE Index, which is a market capitalization-weighted index that is designed to measure the investable equity market performance for global investors in developed markets, excluding the U.S. & Canada.
  Generally using computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the MSCI EAFE Index.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Foreign exchange rates also can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.07%	June 30, 2009
Lowest Quarter Return	-20.59%	September 30, 2008
Year-to-Date Return	-2.83%	March 31, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015

Average Annual Total Returns{- Fidelity® International Enhanced Index Fund} - 02.28 Fidelity Enhanced Index Funds Combo PRO-01 - Fidelity® International Enhanced Index Fund	Past 1 year	Past 5 years	Since Inception [1]	Inception Date
Fidelity International Enhanced Index Fund-Default				Dec. 20, 2007
Fidelity International Enhanced Index Fund-Default | Return Before Taxes	1.49%	4.69%	(0.12%)
Fidelity International Enhanced Index Fund-Default | After Taxes on Distributions	1.18%	4.33%	(0.40%)	Dec. 20, 2007
Fidelity International Enhanced Index Fund-Default | After Taxes on Distributions and Sales	1.38%	3.83%	0.10%	Dec. 20, 2007
MSCI EAFE Index(reflects no deduction for fees or expenses)	(0.67%)	3.74%	0.04%
[1]	From December 20, 2007